Expense Example - Roundhill HALO ETF - Roundhill HALO ETF, shares	May 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113